Adoption of new and revised standards - Additional Information (Detail) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 01, 2019	Sep. 30, 2019	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Adoption Of New And Revised Standards [Line Items]
Practical expedients when applying the cumulative catch up approach to leases previously classified as operating leases applying IAS 17	The Company has used the following practical expedients when applying the cumulative catch-up approach to leases previously classified as operating leases applying IAS 17: • The Company has applied a single discount rate to a portfolio of leases with reasonably similar characteristics. • The Company has elected not to recognise right-of-use assets and lease liabilities to leases for which the lease term ends within 12 months of the date of initial application. • The Company has excluded initial direct costs from the measurement of the right-of-use asset at the date of initial application. • The Company has used hindsight when determining the lease term when the contract contains options to extend or terminate the lease.
Right of use assets			$ 16,277,652		$ 16,277,652		$ 3,859,088
Lease Liabilities			16,234,494		16,234,494		3,613,170
Increase in depreciation			$ 697,604	$ 327,806	$ 1,830,603	$ 717,278	1,095,250	$ 183,862	$ 0
Description of significant assumptions or Judgements entity made in aplying amendments for interest rate benchmark reform		In September 2019, the IASB issued Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7). These amendments modify specific hedge accounting requirements to allow hedge accounting to continue for affected hedges during the period of uncertainty before the hedged items or hedging instruments affected by the current interest rate benchmarks are amended as a result of the on-going interest rate benchmark reforms.
Initial Application Of IFRS 16 [Member] | Financial Impact Of The Initial Application Of IFRS16 [Member]
Disclosure Of Adoption Of New And Revised Standards [Line Items]
Weighted average lessees incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	6.60%
Right of use assets	$ 2,836,575
Lease Liabilities	$ 2,836,575							$ 2,836,575
Increase in depreciation							601,220
Increase in interest expense							208,523
Decrease in other expenses							$ 596,235